CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gain on net investment hedge, tax	$ 0	$ 0	$ (3,688)
Realized gain on net investment hedge due to divestitures, tax	0	16,271	0
Unrealized gain on available-for-sale assets, tax	(82)	(123)	0
Reclassification of realized gain on available-for-sale assets, tax	180	0	0
Reclassification of realized loss on derivatives designated as cash flow hedges, tax	0	0	(2,318)
Unrealized gain on derivatives designated as cash flow hedges, tax	(14)	0	(586)
Pension liability adjustments, tax	$ 1,544	$ 2,532	$ 5,580